AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 28, 2005.

                                                             File Nos. 333-58234
                                                                       811-03859

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                  -------------
                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         Pre-Effective Amendment No. ___          [ ]

                         Post-Effective Amendment No. 22          [X]

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                              Amendment No. 24                    [X]

                        (Check Appropriate Box or Boxes)
                                  -------------

                           VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ("AIG SUNAMERICA LIFE")
                               (Name of Depositor)

                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
             (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 871-2000


                         AMERICAN HOME ASSURANCE COMPANY
                               (Name of Guarantor)
                                 70 PINE STREET
                               NEW YORK, NY 10270
              (Address of Guarantor's Principal Offices) (Zip Code)
        Guarantor's Telephone Number, including Area Code: (212) 770-7000

                            CHRISTINE A. NIXON, ESQ.
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on [INSERT DATE if applicable] pursuant to paragraph (b) of Rule 485

[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on [INSERT DATE if applicable] pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: (i) units of interests in Variable Separate Account of AIG SunAmerica Life Assurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.

                           VARIABLE SEPARATE ACCOUNT

                               PART A - PROSPECTUS

Incorporated by reference to Form N-4, Post-Effective Amendment No. 15 under the Securities Act of 1933 and Amendment No. 17 under the Investment Company Act of 1940, File Nos. 333-58234 and 811-03859, filed on April 29, 2005, Accession
No. 0000950129-05-004370, Post Effective Amendment No. 19 under the Securities Act of 1933 and Amendment No. 21 under the Investment Company Act of 1940, File Nos. 333-58234 and 811-03859, filed on August 29, 2005, Accession No. 0000950148-05-000089 and Post Effective Amendment No. 20 under the Securities Act of 1933 and Amendment No. 22 under the Investment Company Act of 1940, File Nos. 333-58234 and 811-03859, filed on September 20, 2005, Accession No. 0000950129-05-009343 and Post Effective Amendment No. 21 under the Securities Act of 1933 and Amendment No. 23 under the Investment Company Act of 1940, File Nos. 333-58234 and 811-03859, filed on October 24, 2005, Accession
No. 0000950129-05-009999.

MARKETLOCK FEATURE

WHAT IS MARKETLOCK?
MarketLock is an optional living benefit feature designed to help you create a guaranteed income stream that may last as long as you live. You are guaranteed to receive withdrawals over a minimum number of years, with the potential of receiving withdrawals for your lifetime, that in total equal at least Eligible Purchase Payments, as described below, adjusted for withdrawals during that period (the "Benefit"). We guarantee your ability to take these withdrawals even if the contract value falls to zero. Thus, MarketLock may offer protection in the event your contract value declines due to unfavorable investment performance. If you elect MarketLock you will be charged an annualized fee on a quarterly basis. MarketLock has rules and restrictions that are discussed more fully below.

WHEN CAN I ELECT MARKETLOCK?
You may only elect MarketLock at the time of contract issue. In addition, you may only elect MarketLock if you are age 75 or younger on the contract issue date. MarketLock cannot be elected if you elect other optional living benefits. SEE POLARIS INCOME REWARDS ABOVE AND CAPITAL PROTECTOR BELOW. MarketLock and/or the component of the feature which permits lifetime withdrawals may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any additional restrictions.

WHAT FACTORS DETERMINE THE AMOUNT AND DURATION OF MY MARKETLOCK BENEFIT? MarketLock provides a guarantee that the highest Anniversary Value during the relevant Maximum Anniversary Value ("MAV") Evaluation Period (defined below) can be withdrawn over the period that the feature is in effect with the opportunity to make withdrawals over the lifetime of the contract owner. For jointly owned contracts, the oldest owner's age at the time of the first withdrawal determines the Lifetime Eligibility Date, the Lifetime Withdrawal Period (discussed more fully below) and other parameters of the feature. Accordingly, if the oldest contract owner were to die, the contract would no longer be eligible for the Lifetime Withdrawal Period.

The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the oldest contract owner at the time of the first withdrawal and the amount that is withdrawn. You do not need to proactively elect to receive lifetime withdrawals. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically have a Lifetime Withdrawal Period if you begin withdrawals on the anniversary following your 65th birthday and do not exceed 5% in any Benefit Year. See the MARKETLOCK SUMMARY TABLE below. You may begin taking withdrawals under the Benefit immediately following the contract issue date. However, the time of your first withdrawal determines the maximum amount available per year and the minimum time period over which withdrawals will last.

Each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date is considered a BENEFIT YEAR.

The table below is a summary of the MarketLock option we are currently offering.

             MARKETLOCK SUMMARY TABLE:


                                                                          MINIMUM
        TIME OF FIRST WITHDRAWAL                   MAXIMUM ANNUAL        WITHDRAWAL         MAXIMUM ANNUAL
                                                     WITHDRAWAL         PERIOD PRIOR          WITHDRAWAL
                                                PERCENTAGE* PRIOR TO       TO ANY       PERCENTAGE IF EXTENSION
                                                   ANY EXTENSION         EXTENSION            IS ELECTED
                                                --------------------    ------------    -----------------------



    Before 5th Benefit Year anniversary                  5%               20 years                5%

    On or after 5th Benefit Year anniversary             7%             14.28 years               7%

    On or after 10th Benefit Year anniversary           10%               10 years                7%

    On or after 20th Benefit Year anniversary           10%               10 years                10%

    On or after the anniversary                         5%**            Life of the                5%**
    following the contract owner's                                        contract
    65th birthday (the "LIFETIME                                           owner
    ELIGIBILITY DATE")                                                   (Lifetime
                                                                         Withdrawal
                                                                         Period)**

        * If you are taking required minimum distributions ("RMD") from the Contract, and the portion of the RMD amount based on contract value, only, is greater than the Maximum Annual Withdrawal Amount, the portion of the RMD withdrawal will not be treated as an excess withdrawal.

           Any portion of an RMD withdrawal that is based on amounts greater than the contract value alone will be considered an excess withdrawal. This will result in cancellation of the Lifetime Withdrawal Period and may further reduce your remaining Minimum Withdrawal Period.

        ** Lifetime withdrawals remain available so long as your withdrawals remain within the 5% Maximum Annual Withdrawal Percentage indicated above. The minimum withdrawal period is the life of the contract owner ("LIFETIME WITHDRAWAL PERIOD"). If withdrawals exceed 5% in any Benefit Year, the Lifetime Withdrawal Period is no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal.

In order to determine the Benefit's value, we calculate each of the components as described below.

FURTHER EFFECTS OF WITHDRAWALS ON THE ABOVE COMPONENTS ARE DESCRIBED BELOW IN THE SECTION BELOW ENTITLED "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?"

HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments received during the first two years after your contract issue date. Any Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any Payment Enhancements if Polaris Rewards is elected or any spousal continuation contributions. Eligible Purchase Payments are limited to $1 million without our prior approval.

SECOND, we determine the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 10th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

THIRD, we calculate the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base is at least equal to Eligible Purchase Payments, as adjusted for withdrawals of contract value. Subsequent Eligible Purchase Payments are added to the MAV Benefit Base when they are received.

On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals, the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base. Any continuation contributions as a result of a spousal continuation, and Payment Enhancements if Polaris Rewards is elected, are included in calculating the Anniversary Values used to determine the MAV Benefit Base during the MAV Evaluation Period.

At the end of the MAV Evaluation Period, as long as MarketLock is still in effect and you are age 85 or younger, you will be given the chance to extend the MAV Evaluation Period for at least one additional evaluation period of 10 years. Any additional MAV Evaluation Periods, if available, will be for a time period that we determine and will be offered at our discretion. We will notify you of the time period available for election prior to the expiration of any MAV Evaluation Period. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. Also, if you extend the MAV Evaluation Period, you should know that the provisions for the feature, such as the fee, will change to those in effect at the time you elect to extend, which may be different from the provisions when you initially elected the feature.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries as described above, but will continue at the level in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals as described below. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which is an amount calculated as a percentage of the MAV Benefit Base. The applicable percentage is determined based on when you take your first withdrawal. The Maximum Annual Withdrawal Amount represents the maximum amount that may be withdrawn under this feature each Benefit Year. These percentages are shown in the MarketLock Summary table, above. If the MAV Benefit Base is increased to the current Anniversary Value, the

Maximum Annual Withdrawal Amount is recalculated on that contract anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new MAV Benefit Base.

If you elect to begin withdrawals prior to the LIFETIME ELIGIBILITY DATE, you will not be eligible to receive withdrawals over the Lifetime Withdrawal Period. If you begin withdrawals on or after the Lifetime Eligibility Date and wish to receive withdrawals over the Lifetime Withdrawal Period, the Maximum Annual Withdrawal Amount is 5% of the MAV Benefit Base for the life of the contract owner. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base per Benefit Year, you will not continue to receive withdrawals over the Lifetime Withdrawal Period. You can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary table above, based on when you made your first withdrawal.

FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The Minimum Withdrawal Period is calculated by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. The Minimum Withdrawal Period is recalculated when the MAV Benefit Base is adjusted to a higher anniversary value. Please see the MarketLock Summary table above. For effects of withdrawals on the Minimum Withdrawal Period, see the Minimum Withdrawal Period chart below in the section entitled "What are the Effects of Withdrawals on MarketLock?"

WHAT IS THE FEE FOR MARKETLOCK?
The fee for MarketLock is 0.65% of the MAV Benefit Base. You should keep in mind that an increase in the MAV Benefit Base due to a maximum anniversary value or a decrease in MAV Benefit Base due to withdrawal effectively increase or decrease the dollar amount of the fee, respectively... Each time you extend the MAV Evaluation Period, if offered and you elect it, the fee will be changed to the fee in effect at the time. The fee will be deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon the termination of the feature. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender your contract or annuitize before the end of a contract quarter.

WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?
The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals. Withdrawals prior to the Lifetime Eligibility Date will eliminate the ability to receive withdrawals over the Lifetime Withdrawal Period. Additionally, if withdrawals begin on or after the Lifetime Eligibility Date and total withdrawals in any Benefit Year exceed 5% of the MAV Benefit Base in a given Benefit Year, you no longer have the ability to receive lifetime withdrawals.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. In addition to these amounts, withdrawals in excess of the Maximum Annual Withdrawal Amount also reduce the MAV Benefit Base by greater of amount of the excess withdrawal or the relative size of the withdrawal in relation to the contract value at the time of the withdrawal. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in proportionately greater reduction of the benefits under the feature. This may also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of MarketLock are further explained below:

    MAV BENEFIT BASE:

    Withdrawals reduce the MAV Benefit Base as follows: (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal; (2) If the withdrawal, or any portion of the withdrawal, causes total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is reduced to the lesser of (a) or
    (b), where:

    a. is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

    b. is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, if any, that makes total withdrawals for the Benefit Year equal to the current Maximum Annual Withdrawal Amount, and further reduced by the remainder of the withdrawal in the same proportion that the remaining contract value was reduced by the amount of the withdrawal that exceeds the Maximum Annual Withdrawal Amount.

    MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward (as described above). If total withdrawals in a Benefit Year exceed the

    Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. The new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.

    CONTRACT VALUE: Any withdrawal reduces the contract value by the amount of the withdrawal.

    MINIMUM WITHDRAWAL PERIOD: On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the chart below.

AMOUNT WITHDRAWN
IN A BENEFIT YEAR                           EFFECT ON MINIMUM WITHDRAWAL PERIOD

Amounts up to the Maximum Annual            New Minimum Withdrawal Period = the
Withdrawal Amount                           MAV Benefit Base on the anniversary
                                            date after any withdrawals on that
                                            anniversary, divided by the current
                                            Maximum Annual Withdrawal Amount


Amounts in excess of the Maximum            New Minimum Withdrawal Period = the
Annual Withdrawal Amount                    Minimum Withdrawal Period at the
                                            prior contract anniversary minus
                                            one year


THE MARKETLOCK EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF
WITHDRAWALS.

WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO?
If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, if withdrawals are being taken under a Lifetime Withdrawal Period and the oldest owner is still living, a Benefit is payable under the feature even if the contract value and MAV Benefit Base both equal zero. However, the contract and its features and other benefits will be terminated once the contract value equals zero. Once the contract is terminated, you may not make subsequent Purchase Payments and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero, to receive any remaining Benefit, you may select one of the following income options:

   1. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

   2. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) the date of death of the oldest contract owner if receiving withdrawals under the Lifetime Withdrawal Period; or

   3. Any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis.

WHAT HAPPENS TO MARKETLOCK UPON A SPOUSAL CONTINUATION?
A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, withdrawals under the Lifetime Withdrawal Period will cease upon death of the oldest owner. A younger continuing spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the spousal beneficiary may continue to receive withdrawals under the Lifetime Withdrawal Period as they are based on the spousal beneficiary's life. If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any continuation contribution is included in anniversary values for these purposes. However, spousal continuation contributions are not considered to be Eligible Purchase Payments. SEE SPOUSAL CONTINUATION BELOW.

CAN MY NON-SPOUSAL BENEFICIARY ELECT TO RECEIVE ANY REMAINING WITHDRAWALS UNDER MARKETLOCK UPON MY DEATH? Upon the death of the contract owner, the Lifetime Withdrawal Period will terminate. If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. SEE DEATH BENEFITS BELOW.

CAN MARKETLOCK BE CANCELLED?
MarketLock may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary thereafter. Once MarketLock is cancelled, you will no longer be charged a fee. You may not extend the MAV Evaluation Period and you may not re-elect MarketLock after cancellation.


ARE THERE CIRCUMSTANCES UNDER WHICH MARKETLOCK WILL AUTOMATICALLY TERMINATE? The feature automatically terminates upon the occurrence of one of the following:

   1. The Minimum Withdrawal Period has been reduced to zero, or if eligible to receive payments under the Lifetime Withdrawal Period the owner dies; or

   2. Annuitization of the contract; or

   3. Full surrender of the contract; or

   4. Death benefit is paid; or

   5. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.

We reserve the right to terminate the feature if withdrawals in excess of Maximum Annual Withdrawal Amount in any Benefit Year reduce the MAV Benefit Base, as applicable, by 50% or more.

Additionally, withdrawals under the Lifetime Withdrawal Period under the MarketLock feature will not be available in the event of:

   1. An ownership change, after withdrawals commence, which results in a change to the age of the oldest owner;* or

   2. Withdrawals prior to the Lifetime Eligibility Date; or

   3. Death of the contract owner; or

   4. A Spousal Continuation (only upon the death of the oldest owner); or

   5. A withdrawal in excess of 5% of MAV Benefit Base.**

* If a change occurs from or to a natural person to or from a non-natural owner, the natural owner must also be the natural annuitant to prevent termination of lifetime withdrawals.

** However, if a required minimum distribution necessitates a withdrawal to exceed the 5% amount; this will not terminate the ability to receive the Lifetime Withdrawal Period.

IMPORTANT INFORMATION ABOUT MARKETLOCK
MarketLock is designed to offer protection of an income stream that is derived from your initial investment in the event of a significant market downturn. MarketLock does not guarantee a withdrawal of an income stream based on any subsequent Purchase Payments made after the second contract anniversary. This feature only guarantees lifetime withdrawals to the contract owner (the oldest contract owner if jointly owned) in the manner described above. If withdrawals begin before the anniversary following the contract owner's 65th birthday, or exceed the 5% of MAV Benefit Base amount, the Lifetime Withdrawal Period will not be available. You may never need to rely on MarketLock if your contract performs within a historically anticipated range. However, past performance is no guarantee of future results.

WITHDRAWALS UNDER THESE FEATURES ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES AND CONDITIONS OF YOUR CONTRACT. PLEASE SEE ACCESS TO YOUR MONEY SECTION IN THE PROSPECTUS.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions and have elected this feature, your distributions must be automated and will not be recalculated on an annual basis.

We reserve the right to limit the maximum Eligible Purchase Payments to $1 million. We reserve the right to limit the investment options available under the contract if you elect these features for prospectively issued contracts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

THE FOLLOWING IS ADDED TO THE EXPENSES SECTION OF THE PROSPECTUS:

OPTIONAL MARKETLOCK FEE
The annualized MarketLock fee will be assessed as a percentage of the MAV Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of the quarter. The fee is as follows:

                                        ANNUALIZED FEE
                                        --------------
All Contract Years                           0.65%































Date: December 30, 2005

                Please keep this supplement with your prospectus.

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

Incorporated by reference to Form N-4, Post-Effective Amendment No. 15 under the Securities Act of 1933 and Amendment No. 17 under the Investment Company Act of 1940, File Nos. 333-58234 and 811-03859, filed on April 29, 2005, Accession
No. 0000950129-05-004370, Post Effective Amendment No. 19 under the Securities Act of 1933 and Amendment No. 21 under the Investment Company Act of 1940, File Nos. 333-58234 and 811-03859, filed on August 29, 2005, Accession No. 0000950148-05-000089 and Post Effective Amendment No. 20 under the Securities Act of 1933 and Amendment No. 22 under the Investment Company Act of 1940, File Nos. 333-58234 and 811-03859, filed on September 20, 2005, Accession No. 0000950129-05-009343 and Post Effective Amendment No. 21 under the Securities Act of 1933 and Amendment No. 23 under the Investment Company Act of 1940, File Nos. 333-58234 and 811-03859, filed on October 24, 2005, Accession
No. 0000950129-05-009999.

                                                                               :

                          PART C -- OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements

The following financial statements are incorporated by reference to this Registration Statement:

Consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004 and financial statements of Variable Separate Account at December 31, 2004, and for each of the two years in the period ended December 31, 2004 are incorporated by reference to Form N-4, Post-Effective Amendment No. 18 under the Securities Act of 1933 and Amendment No. 19 under the Investment Company Act of 1940, File Nos. 333-65118 and 811-03859, filed on May 2, 2005, Accession No. 0000950129-05-004429.

The statutory statement of admitted assets, liabilities, capital and surplus of American Home Assurance Company as of December 31, 2004, and the related statutory statements of income and changes in capital and surplus and of cash flow for the year then ended are incorporated by reference to Form N-4, Post-Effective Amendment No. 21 under the Securities Act of 1933 and Amendment No. 23 under the Investment Company Act of 1940, File No. 333-58234 and 811-03859, filed October 24, 2005, Accession No. 0000950129-05-009999.

(b) Exhibits

(1)        Resolution Establishing Separate Account                                                      ***
(2)        Form of Custody Agreements                                                                    **
(3)(a)     Form of Distribution Contract                                                                 ***
   (b)     Selling Agreement                                                                             ***
(4)        Variable Annuity Contract                                                                     ****
   (a)     Group Annuity Certificate                                                                     +++++
   (b)     Individual Annuity Contract                                                                   *****
   (c)     (Principal Rewards) Group Annuity Certificate                                                 +++++++
   (d)     (Principal Rewards) Individual Annuity Certificate                                            ++++++
   (f)     Optional Income Protector Endorsement...                                                      *
   (g)     Optional Guaranteed Minimum Accumulation Benefit                                              ******
   (h)     Optional Guaranteed Minimum Withdrawal Benefit Endorsement -- Step-Up Options                 +++++++
   (i)     Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value Endorsement          ##
   (j)     Optional Enhanced Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value
            Endorsement                                                                                  To be filed by
                                                                                                         Amendment
(5)        Application for Contract                                                                      *
   (a)     Participant Enrollment Form                                                                   *****
   (b)     Annuity Application                                                                           *****
(6)        Corporate Documents of Depositor
   (a)     Amended and Restated Articles of Incorporation dated December 19, 2001                        ****
   (b)     Articles of Amendment to the Amended and Restated Articles of Incorporation Dated             ++
            September 30, 2002
   (c)     Amended and Restated By-Laws of Depositor dated December 19, 2001                             ****
(7)        Reinsurance Contract
(8)        Material Contracts
   (a)     Anchor Series Trust Fund Participation Agreement                                              ***
   (b)     SunAmerica Series Trust Fund Participation Agreement                                          ***
   (c)     American Funds Form of Fund Participation Agreement                                           +
   (d)     Lord Abbett Form of Fund Participation Agreement                                              +
   (e)     Van Kampen Form of Fund Participation Agreement                                               ++++
   (f)     Nations Annuity Trust Fund Participation Agreement                                            *****
   (g)     Form of WM Variable Trust Fund Participation Agreement                                        #####
   (h)     Form of BB&T Variable Insurance Fund Participation Agreement                                  ##
(9)(a)     Opinion of Counsel and Consent of Depositor                                                   *
   (b)     Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to American Home
            Assurance Company                                                                            ####
(10)       Consent of Independent Registered Public Accounting Firm                                      Filed Herewith
(11)       Financial Statements Omitted from Item 23                                                     **
(12)       Initial Capitalization Agreement                                                              **
(13)       Other
   (a)     Diagram and Listing of All Persons Directly or Indirectly Controlled By or Under
            SunAmerica Life Assurance Company, Common Owner Control with AIG
            the Depositor of Registrant                                                                  #
   (b)     Power of Attorney July, 2001 - AIG SunAmerica Life Directors                                  +++
   (c)     Power of Attorney February, 2004 - AIG SunAmerica Life Directors                              ++++++
   (d)     Power of Attorney October, 2005 - American Home Directors
   (e)     Support Agreement of American International Group, Inc.                                       ###
   (f)     General Guarantee Agreement by American Home Assurance Company                                ###

# Incorporated by reference to Post-Effective Amendment No. 18 and Amendment No. 19 to File Nos. 333-65118 and 811-03859, filed on May 2, 2005, Accession No. 0000950129-05-004429.

## Incorporated by reference to Post-Effective Amendment No. 20 and Amendment No. 22 to File Nos. 333-58234 and 811-03859, filed on September 20, 2005, Accession No. 0000950129-05-009343.

### Incorporated by reference to Post-Effective Amendment No. 19 and Amendment No. 21 to File Nos. 333-65118 and 811-03859, filed on August 29, 2005, Accession No. 0000950129-05-008177.

#### Incorporated by reference to Post-Effective Amendment No. 18 and Amendment No. 22, File Nos. 333-67685 and 811-07727, filed on October 21, 2005, Accession No. 0000950134-05-019473.

##### Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-58314 and 811-03859, filed on July 2, 2001,
       Accession No. 0000912057-01-522334.

* Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 2, File Nos. 333-58234 and 811-03859, filed on July 3, 2001,
       Accession No. 0000950148-01-501929.

**     Not Applicable

***    Incorporated by reference to Initial Registration Statement of File Nos:
       333-25473 and 811-3859, filed on April 18, 1997, Accession No.
       0000950148-97-000989.

**** Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No. 3, File Nos. 333-25473 and 811-03859, filed on March 20, 1998,
       Accession No. 00950148-98-000534.

***** Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No. 8, File Nos. 333-25473 and 811-03859, filed on April 1, 1999,
       Accession No. 0000950148-99-000658.

+ Incorporated by reference to Post-Effective Amendment No. 15 and Amendment No. 17, File Nos. 333-58234 and 811-03589, filed on April 29, 2002, Accession No. 0000950129-02-004370.

++ Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No. 4, File Nos. 333-58234 and 811-03859, filed on April 15, 2002,
       Accession No. 0000950148-02-001009.

+++ Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-91860 and 811-03589, filed on October 28, 2002,
       Accession No. 0000898430-02-003844.

++++ Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-66114 and 811-03859, filed on October 25, 2001,
       Accession No. 0000950148-01-502065.

+++++ Incorporated by reference to Post-Effective Amendment No. 10 and Amendment No. 12, File Nos. 333-58234 and 811-03859, filed on April 16, 2004, Accession No. 0000950148-04-000752.

Item 25. Directors and Officers of the Depositor

(a) The officers and directors of AIG SunAmerica Life Assurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                      POSITION
-----------------------   -----------------------------------------------------------
Jay S. Wintrob            Director, Chief Executive Officer
Jana W. Greer  (1)        Director and President
James R. Belardi          Director and Senior Vice President
Marc H. Gamsin            Director and Senior Vice President
N. Scott Gillis  (1)      Director, Senior Vice President and Chief Financial Officer
Gregory M. Outcalt        Senior Vice President
Edwin R. Raquel  (1)      Senior Vice President and Chief Actuary
Christine A. Nixon        Senior Vice President and Secretary
Stewart R. Polakov  (1)   Senior Vice President and Controller
Michael J. Akers  (2)     Senior Vice President
Mallary L. Reznik         Vice President
Edward T. Texeria  (1)    Vice President
Stephen Stone  (1)        Vice President
Virginia N. Puzon         Assistant Secretary

--------------
(1) 21650 Oxnard Street, Woodland Hills, CA 91367

(2) 2929 Allen Parkway, Houston, TX 77019

Item 26. Persons Controlled By or Under Common Control with Depositor or Registrant

The Registrant is a separate account of AIG SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, Accession Number 0000950123-05-006884, filed May 31, 2005.

Item 27. Number of Contract Owners

As of September 1, 2005, the number of Polaris Platinum II contracts funded by Variable Separate Account was 31,695 of which 17,544 were qualified contracts and 14,151 were non-qualified contracts.

Item 28. Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AIG SunAmerica Life Assurance Company

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent permitted by the laws, including the advance of expenses under the procedures set forth therein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which was filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

Item 29. Principal Underwriter

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:
        AIG SunAmerica Life Assurance Company - Variable Separate Account
        AIG SunAmerica Life Assurance Company - Variable Annuity Account One
        AIG SunAmerica Life Assurance Company - Variable Annuity Account Two
        AIG SunAmerica Life Assurance Company - Variable Annuity Account Four AIG SunAmerica Life Assurance Company - Variable Annuity Account Five AIG SunAmerica Life Assurance Company - Variable Annuity Account Seven AIG SunAmerica Life Assurance Company - Variable Annuity Account Nine First SunAmerica Life Insurance Company - FS Variable Separate Account First SunAmerica Life Insurance Company - FS Variable Annuity Account One
        First SunAmerica Life Insurance Company - FS Variable Annuity Account
        Two
        First SunAmerica Life Insurance Company - FS Variable Annuity Account Five First SunAmerica Life Insurance Company - FS Variable Annuity Account Nine
        Presidential Life Insurance Company - Variable Account One
        Anchor Series Trust
        Seasons Series Trust
        SunAmerica Series Trust SunAmerica Equity Funds issued by AIG SunAmerica Asset Management Corp. (AIG SAAMCo)
        SunAmerica Income Funds issued by AIG SAAMCo
        SunAmerica Money Market Funds, Inc. issued by AIG SAAMCo
        SunAmerica Senior Floating Rate Fund, issued by AIG SAAMCo
        SunAmerica Strategic Investment Series, Inc. issued by AIG SAAMCo SunAmerica Style Select Series, Inc. issued by AIG SAAMCo
        VALIC Company I
        VALIC Company II

(b) Directors, Officers and principal place of business:

Officer/Directors*     Position
---------------------  ----------------------------------------------------------
Peter A. Harbeck       Director
J. Steven Neamtz       Director, President  & Chief Executive Officer
Debbie Potash-Turner   Senior Vice President, Chief Financial Officer & Controller
John T. Genoy          Vice President
James Nichols          Vice President
Thomas Lynch           Chief Compliance Officer
Christine A. Nixon**   Secretary
Virginia N. Puzon**    Assistant Secretary

* Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

Item 30. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

General Representations

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements of American Home in the Registration Statement are current and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain current financial statements of American Home, free of charge upon a contract owner's request.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, VARIABLE SEPARATE ACCOUNT has caused these Post-Effective Amendment No. 22 and Amendment No. 24 to be signed on its behalf by the undersigned, in the City of Los Angeles, and the State of California, on this 27th day of October, 2005.

                                VARIABLE SEPARATE ACCOUNT
                                (Registrant)

                                By: AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                By: /s/ JAY S. WINTROB
                                    ------------------------------------------
                                    JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

                                By: AIG SUNAMERICA LIFE ASSURANCE COMPANY
                                (Depositor)

                                By: /s/ JAY S. WINTROB
                                    -------------------------------------------
                                    JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

 SIGNATURE                                               TITLE                       DATE
 ---------                                               -----                       ----
                                                Chief Executive Officer,        October 27, 2005
*JAY S. WINTROB                                        & Director
------------------------------               (Principal Executive Officer)
JAY S. WINTROB

*JAMES R. BELARDI                                       Director                October 27, 2005
------------------------------
JAMES R. BELARDI

*MARC H. GAMSIN                                         Director                October 27, 2005
------------------------------
MARC H. GAMSIN

*N. SCOTT GILLIS                                 Senior Vice President,         October 27, 2005
------------------------------             Chief Financial Officer & Director
N. SCOTT GILLIS                              (Principal Financial Officer)

*JANA W. GREER                                          Director                October 27, 2005
------------------------------
JANA W. GREER

*STEWART R. POLAKOV                              Senior Vice President          October 27, 2005
------------------------------                        & Controller
STEWART R. POLAKOV                           (Principal Accounting Officer)

/s/ MALLARY L. REZNIK                               Attorney-in-Fact            October 27, 2005
------------------------------
*MALLARY L. REZNIK

American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, in the City of New York, and the State of New York, on this 27th day of October, 2005.



                                        By: AMERICAN HOME ASSURANCE COMPANY

                                        By: /s/ ROBERT S. SCHIMEK
                                            ----------------------------
                                            ROBERT S. SCHIMEK,
                                            SENIOR VICE PRESIDENT AND TREASURER

M. BERNARD AIDINOFF*                         Director                       October 27, 2005
----------------------------
M. BERNARD AIDINOFF

STEVEN JAY BENSINGER*                        Director                       October 27, 2005
----------------------------
STEVEN JAY BENSINGER

JOHN QUINLAN DOYLE*                  Director and President                 October 27, 2005
----------------------------
JOHN QUINLAN DOYLE

JEFFREY L. HAYMAN*                           Director                       October 27, 2005
----------------------------
JEFFREY L. HAYMAN

DAVID LAWRENCE HERZOG*                       Director                       October 27, 2005
----------------------------
DAVID LAWRENCE HERZOG

ROBERT EDWARD LEWIS*                         Director                       October 27, 2005
----------------------------
ROBERT EDWARD LEWIS

KRISTIAN PHILIP MOOR*                Director and Chairman                  October 27, 2005
----------------------------
KRISTIAN PHILIP MOOR

WIN JAY NEUGER*                              Director                       October 27, 2005
----------------------------
WIN JAY NEUGER

ERNEST THEODORE PATRIKIS*                    Director                       October 27, 2005
----------------------------
ERNEST THEODORE PATRIKIS

ROBERT MICHAEL SANDLER*                      Director                       October 27, 2005
----------------------------
ROBERT MICHAEL SANDLER

ROBERT S. SCHIMEK*                Director, Senior Vice President           October 27, 2005
----------------------------              and Treasurer
ROBERT S. SCHIMEK

NICHOLAS SHAW TYLER*                         Director                       October 27, 2005
----------------------------
NICHOLAS SHAW TYLER

NICHOLAS CHARLES WALSH*                      Director                       October 27, 2005
----------------------------
NICHOLAS CHARLES WALSH

/s/ ROBERT S. SCHIMEK                     Attorney-in-Fact                  October 27, 2005
----------------------------
ROBERT S. SCHIMEK

                                 EXHIBIT INDEX

EXHIBIT NO.    DESCRIPTION
-----------    -----------
(10)           Consent of Independent Registered Public Accounting Firm

(13)(d)        Power of Attorney October, 2005 - American Home Directors